FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906



                               February 6, 2009

VIA EDGAR  TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: John C. Grzeskiewicz, Esq.
           Christina L. DiAngelo

       RE: FRANKLIN CUSTODIAN FUNDS (THE "REGISTRANT") (FILE NOS. 811-00537;
           333-156353) - REORGANIZATION OF FRANKLIN CAPITAL GROWTH FUND, A DELAWARE STATUTORY TRUST, WITH AND INTO FRANKLIN GROWTH FUND, A SERIES OF REGISTRANT

Dear Sir or Madam:

      Attached for filing, pursuant to the Securities Act of 1933, as amended (the "Securities Act"), is Pre-Effective Amendment No. 1 (the "Amendment") to the registration statement on Form N-14 (the "Registration Statement") of Franklin Custodian Funds (the "Registrant"), which was initially filed on December 19, 2008. The Amendment is being filed to revise the Registration Statement per comments from the staff of the U.S. Securities and Exchange Commission ("Commission") and to incorporate by reference the prospectus and statement of additional information of Franklin Growth Fund contained in Post-Effective Amendment No. 94 to the registration statement on Form N-1A of Registrant, which was filed via EDGAR on January 27, 2009 (Accession No. 0000038721-09-000004).

      Pursuant to the requirements of Rule 461 of the 1933 Act, the undersigned officers of the Registrant and Franklin Templeton Distributors, Inc., the principal underwriter of the Registrant, respectfully request that the effectiveness of the Amendment be accelerated to Monday, February 9, 2009. It is our understanding that you have previously discussed the possible acceleration of the Amendment with Samuel K. Goldstein of Stradley Ronon Stevens & Young, LLP.

      In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant's filing; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

      The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (i) Prospectus of Franklin Growth Fund--Class A, B, C, R and Advisor Class, dated February 1, 2009; (ii) Statement of Additional Information of Franklin Growth Fund--Class A, B, C, R and Advisor Class, dated February 1, 2009; (iii) Prospectus of Franklin Capital Growth Fund--Class A, B, C, R and Advisor Class, dated November 1, 2008; (iv) Annual Report of Franklin Capital Growth Fund for the fiscal year ended June 30, 2008; and (v) Annual Report of the Franklin Growth Fund for the fiscal year ended September 30, 2008.

      Thank you for your prompt attention to the Amendment and to the request for acceleration of the effective date of the Amendment. Please direct any questions regarding this filing and acceleration request to Mr. Goldstein at
(215) 564-8099 or to Kristin H. Ives at (215) 564-8037.

Sincerely yours,

/s/ DAVID P. GOSS                   /s/ STEVEN J. GRAY
David P. Goss                       Steven J. Gray
Vice President                      Secretary
Franklin Custodian Funds            Franklin/Templeton Distributors, Inc.


cc:   Kristin H. Ives, Esq.
      Eric Metallo, Esq.
      Raj Dadoo - PricewaterhouseCoopers LLP